Consolidated Shareholders' Equity - Additional Information (Detail) - EUR (€)		12 Months Ended
	Mar. 05, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Share capital		€ 2,494,790,944
Number of shares		1,247,395,472
Par value per share		€ 2
Performance share unit (PSU) plan approved on March 5, 2014, vesting period description		Vesting at the end of a three-year service period and subject to performance conditions.
Total expense recognized through equity (€ million)		€ 4,000,000	€ 4,000,000	€ 6,000,000
Period of share repurchase program		18 months
Hedges of net investments in foreign operations		€ (145,000,000)	€ (32,000,000)	€ (32,000,000)
Number of stock option not taken for computing diluted earning per share		2,500,000	800,000	2,400,000
Liquidity contract [member]
Disclosure of classes of share capital [line items]
Amount of shares repurchased		€ 3,000,000
May 10, 2017 [member]
Disclosure of classes of share capital [line items]
Period of share repurchase program		18 months
May 4, 2016 [member]
Disclosure of classes of share capital [line items]
Period of share repurchase program		18 months
May 4, 2015 [member]
Disclosure of classes of share capital [line items]
Period of share repurchase program		18 months
Performance share unit plan [member]
Disclosure of classes of share capital [line items]
Vesting date	Mar. 05, 2017
Total expense recognized through equity (€ million)	€ 27,000,000
Stock purchase option plan [member]
Disclosure of classes of share capital [line items]
Increase in shareholders equity due to exercise of stock purchase option		€ 3,000,000
Stock subscription option plan [member]
Disclosure of classes of share capital [line items]
Increase in shareholders equity due to exercise of stock purchase option		€ 420,000,000